Other Expense, Net - Schedule of Other Expense, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Non-service costs - pension and other postretirement benefits (G)	$ 27	$ 29	$ 29
Interest income	(20)	(20)	(23)
Foreign currency (gains) losses, net	(3)	13	(2)
Net realized and unrealized losses	22	25	22
Deferred compensation	15	15	10
Legal proceeding	0	0	(25)
Other, net	(1)	0	(3)
Total other expense, net	$ 40	$ 62	$ 8